Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Kyocera Corporation's Shareholders' Equity	Non controlling Interests
Beginning Balance at Mar. 31, 2015	¥ 2,303,623	¥ 115,703	¥ 162,695	¥ 1,502,310	¥ 469,673	¥ (35,062)	¥ 2,215,319	¥ 88,304
Comprehensive income:
Net income	114,191			109,047			109,047	5,144
Change in net unrealized gains (losses) on securities-net of taxes (Note 3)	49,205				49,349		49,349	(144)
Change in net unrealized gains (losses) on derivative financial instruments-net of taxes (Note 12)	(116)				(116)		(116)	0
Change in pension liability adjustment-net of taxes (Note 11)	(13,969)				(14,177)		(14,177)	208
Change in foreign currency translation adjustments-net of taxes	(39,342)				(34,920)		(34,920)	(4,422)
Comprehensive income	109,969						109,183	786
Cash dividends paid to Kyocera Corporation's shareholders	(40,355)			(40,355)			(40,355)
Cash dividends paid to noncontrolling interests	(3,629)							(3,629)
Purchase of treasury stock 4 in 2018, 4 in 2017 and 4 in 2016	(27)					(27)	(27)
Reissuance of treasury stock 0 in 2018, 0 in 2017 and 0 in 2016	1		0			1	1
Stock option plan of subsidiaries	173		125				125	48
Other	4,007		24		(6)		18	3,989
Ending Balance at Mar. 31, 2016	2,373,762	115,703	162,844	1,571,002	469,803	(35,088)	2,284,264	89,498
Comprehensive income:
Net income	109,407			103,843			103,843	5,564
Change in net unrealized gains (losses) on securities-net of taxes (Note 3)	(17,597)				(17,539)		(17,539)	(58)
Change in net unrealized gains (losses) on derivative financial instruments-net of taxes (Note 12)	45				39		39	6
Change in pension liability adjustment-net of taxes (Note 11)	7,252				7,273		7,273	(21)
Change in foreign currency translation adjustments-net of taxes	(13,479)				(12,054)		(12,054)	(1,425)
Comprehensive income	85,628						81,562	4,066
Cash dividends paid to Kyocera Corporation's shareholders	(36,729)			(36,729)			(36,729)
Cash dividends paid to noncontrolling interests	(3,204)							(3,204)
Purchase of treasury stock 4 in 2018, 4 in 2017 and 4 in 2016	(25)					(25)	(25)
Reissuance of treasury stock 0 in 2018, 0 in 2017 and 0 in 2016	4		2			2	4
Stock option plan of subsidiaries	260		189				189	71
Acquisition of noncontrolling interests with the consolidated subsidiary merger	(1,440)		2,232			2,802	5,034	(6,474)
Other	653		(37)		(43)		(80)	733
Ending Balance at Mar. 31, 2017	2,418,909	115,703	165,230	1,638,116	447,479	(32,309)	2,334,219	84,690
Comprehensive income:
Net income	84,985			81,789			81,789	3,196
Change in net unrealized gains (losses) on securities-net of taxes (Note 3)	(40,087)				(40,091)		(40,091)	4
Change in net unrealized gains (losses) on derivative financial instruments-net of taxes (Note 12)	27				42		42	(15)
Change in pension liability adjustment-net of taxes (Note 11)	6,428				6,090		6,090	338
Change in foreign currency translation adjustments-net of taxes	(2,703)				(1,578)		(1,578)	(1,125)
Comprehensive income	48,650						46,252	2,398
Cash dividends paid to Kyocera Corporation's shareholders	(44,125)			(44,125)			(44,125)
Cash dividends paid to noncontrolling interests	(4,182)							(4,182)
Purchase of treasury stock 4 in 2018, 4 in 2017 and 4 in 2016	(33)					(33)	(33)
Reissuance of treasury stock 0 in 2018, 0 in 2017 and 0 in 2016	1		1			0	1
Stock option plan of subsidiaries	377		273				273	104
Other	4,909		(379)		38		(341)	5,250
Ending Balance at Mar. 31, 2018	¥ 2,424,506	¥ 115,703	¥ 165,125	¥ 1,675,780	¥ 411,980	¥ (32,342)	¥ 2,336,246	¥ 88,260